UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/13

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Natural Resources Fund

SEMIANNUAL REPORT March 31, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Natural Resources Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus Natural Resources Fund covers the six-month period from October 1, 2012, through March 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A sustained market rally from the summer of 2012 through the end of the reporting period generated respectable principal appreciation for investors who had the patience and discipline to stick with equities during previous bouts of heightened turbulence. While global economic growth generally remained sluggish compared to historical averages, a number of negative scenarios were avoided: China averted a hard landing, the European financial crisis did not deteriorate into a breakup of the euro, and the threat of U.S. fiscal tightening was reduced when last-minute legislation mitigated scheduled tax increases.

We believe that the muted pace of economic growth has helped prevent new imbalances from developing, even as monetary policymakers throughout the world maintain aggressively accommodative postures.Therefore, in our analysis, prospects are favorable for sustained economic expansion over the foreseeable future.As always, we encourage you to discuss our observations with your financial adviser, who can help you respond to the challenges and opportunities the financial markets provide.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2012, through March 31, 2013, as provided by Robin Wehbe and Elizabeth Slover, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2013, Dreyfus Natural Resources Fund’s Class A shares produced a total return of 8.23%, Class C shares returned 7.83% and Class I shares returned 8.38%.1 This compares with the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), which produced a total return of 10.18% for the same period.2 The S&P North American Natural Resources Sector Index, which more closely reflects the fund’s composition, returned 3.86% for the reporting period.3

While most sectors of the U.S. stock market rallied over the reporting period amid improving economic data, natural resources-related equities generally lagged broader market averages when prices of some commodities declined. The fund produced higher returns than the S&P North American Natural Resources Sector Index, mainly due to overweighted exposure to and favorable security selections among energy exploration and production (E&P) companies.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation, normally investing at least 80% of its assets in stocks of companies in natural resources and natural resource-related sectors. While the fund typically invests in equity securities of U.S.-based companies, it may invest up to 45% of its total assets in foreign securities, including emerging market securities. The fund invests in growth and value stocks of any market capitalization, typically maintaining exposure to the major natural resources sectors. Using fundamental research and direct management contact, we seek stocks of companies with strong positions in their natural resources sector, sustained achievement records and strong financial condition.We also look for special situations, such as corporate restructurings, turnarounds or management changes that could increase the stock price.

Improving Economic Conditions Fueled Market Gains

A sustained market rally began in the weeks prior to the start of the reporting period when several macroeconomic concerns failed to materialize. Instead, investors

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

responded positively to news of improved employment and housing market trends in the United States, a stated commitment from the European Central Bank in support of the euro, and expectations that new leadership in China might lead to stronger regional growth. The U.S. stock market lost some ground in November when investors grew concerned about automatic tax hikes and government spending cuts scheduled for the start of 2013, but continued corporate earnings strength and last-minute legislation to address the tax increases enabled stocks to resume their rally through the reporting period’s end.

While natural resources producers participated to a degree in the overall market’s gains, their performance was constrained by weakening precious metals prices. As global investors grew more comfortable with prevailing macroeconomic conditions, they turned away from assets, such as precious metals, that typically are favored during periods of heightened turbulence and uncertainty.

Energy E&P Companies Bolstered Fund Results

The fund’s advance over the reporting period was fueled primarily by overweighted exposure to energy companies engaged in the production of domestic oil and natural gas. E&P companies such as Anadarko Petroleum and Noble Energy benefited from exposure to ample supplies of North American shale oil and gas. In addition, refiners such asValero Energy saw earnings rise as a result of their proximity to domestic sources of low-cost shale oil. Relative performance also was bolstered by underweighted positions in precious metals producers, where the fund successfully avoided some of the industry’s weaker performers. In other areas, concrete and sheetrock producer Eagle Materials gained value when U.S. housing markets staged a long-awaited recovery.

Disappointments during the reporting period included agricultural materials producer Prospect Global Resources, which encountered operational problems after its initial public offering, leading to its elimination from the portfolio. In addition, drilling equipment and services provider National-OilwellVarco paused after a strong advance earlier in 2012 as investors grew concerned about pricing commitments that were made under weaker market conditions.

Despite Headwinds, a Constructive Outlook

We have been encouraged by recently positive global economic data. Moreover, interest rates in major markets remain near historical lows, and many companies’ balance sheets contain large cash balances that can be used more productively through acquisitions and capital investments. For example, in the energy sector, we expect that new investments in domestic shale oil and gas production could continue to drive revenues and earnings higher for well-positioned E&P companies.

However, selectivity is likely to remain a key to success when investing in natural resources stocks. Persistent economic weakness in Europe and a relatively sluggish recovery in China may prevent commodity prices from appreciating significantly over the foreseeable future. We remain especially concerned about precious metals prices, which may continue to be pressured by tepid demand and changing currency exchange rates. Therefore, as of the reporting period’s end, we have maintained a generally constructive investment posture, with an emphasis on industries and companies that appear poised to do well in an environment of slow to moderate economic growth.

April 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Because the fund’s investments are concentrated in the natural resources and related sectors, the value of its shares will be affected by factors particular to those sectors and may fluctuate more widely than that of a fund which invests in a broad range of industries.The market value of these securities may be affected by numerous factors, including events occurring in nature, inflationary pressures, domestic and international politics.

Securities of companies within specific natural resources sectors can perform differently from the overall market.This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund’s performance may be more sensitive to developments that affect those sectors emphasized by the fund.

Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile than those of larger, more established companies.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s return reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through February 1, 2014. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance.
3 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.
The S&P North American Natural Resources Sector is an equity benchmark for U.S.-traded natural resources-related
stocks.The index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations. It is a modified capitalization-weighted index, and component companies must meet objective criteria for inclusion.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Natural Resources Fund from October 1, 2012 to March 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$7.11	$11.04	$5.87
Ending value (after expenses)	$1,082.30	$1,078.30	$1,083.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.89	$10.70	$5.69
Ending value (after expenses)	$1,018.10	$1,014.31	$1,019.30

† Expenses are equal to the fund’s annualized expense ratio of 1.37% for Class A, 2.13% for Class C and 1.13%
for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

March 31, 2013 (Unaudited)

Common Stocks—98.8%	Shares		Value ($)
Construction & Engineering—1.2%
Fluor	5,120		339,610
Construction Materials—4.5%
Eagle Materials	9,870		657,638
Martin Marietta Materials	2,780	[a]	283,616
Vulcan Materials	5,490		283,833
			1,225,087
Diversified Chemicals—1.7%
Eastman Chemical	6,640		463,937
Diversified Metals & Mining—3.4%
Freeport-McMoRan Copper & Gold	19,890		658,359
Globe Specialty Metals	19,030		264,898
			923,257
Exchange-Traded Funds—1.2%
SPDR Gold Trust	2,150	[b]	332,111
Gold—3.5%
Agnico-Eagle Mines	7,810		320,365
Franco-Nevada	14,110		643,275
			963,640
Integrated Oil & Gas—18.1%
Chevron	17,820		2,117,372
Exxon Mobil	17,400		1,567,914
Occidental Petroleum	12,800		1,003,136
Suncor Energy	9,130		273,991
			4,962,413
Oil & Gas Drilling—4.2%
Ensco, Cl. A	8,290		497,400
Helmerich & Payne	4,750		288,325
Transocean	7,234	[b]	375,879
			1,161,604
Oil & Gas Equipment & Services—14.6%
Cameron International	7,210	[b]	470,092
Halliburton	17,056		689,233
National Oilwell Varco	14,140		1,000,405
Schlumberger	24,850		1,861,017
			4,020,747

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Oil & Gas Exploration & Production—21.5%
Cabot Oil & Gas	5,900		398,899
Canadian Natural Resources	10,530		338,329
Concho Resources	3,091	[b]	301,156
Continental Resources	4,030	[b]	350,328
EOG Resources	8,730		1,118,051
Marathon Oil	24,460		824,791
Noble Energy	6,880		795,741
Pioneer Natural Resources	4,740		588,945
Range Resources	6,432		521,249
Southwestern Energy	10,740		400,172
Whiting Petroleum	5,177	[b]	263,199
			5,900,860
Oil & Gas Refining & Marketing—14.0%
Anadarko Petroleum	14,640		1,280,268
Marathon Petroleum	6,755		605,248
Phillips 66	13,650		955,090
Valero Energy	21,900		996,231
			3,836,837
Paper Products—4.5%
International Paper	20,490		954,424
MeadWestvaco	7,670		278,421
			1,232,845
Precious Metals & Minerals—1.3%
Silver Wheaton	11,560		362,406
Real Estate—1.0%
Weyerhaeuser	9,150	[c]	287,127
Specialty Chemicals—1.8%
LyondellBasell Industries, Cl. A	7,800		493,662
Steel—2.3%
Nucor	13,590		627,178
Total Common Stocks
(cost $23,315,476)			27,133,321

Other Investment—1.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $348,422)	348,422 [d]	348,422

Investment of Cash Collateral
for Securities Loaned—.9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $260,208)	260,208 [d]	260,208

Total Investments (cost $23,924,106)	101.0%	27,741,951
Liabilities, Less Cash and Receivables	(1.0%)	(288,401)
Net Assets	100.0%	27,453,550

a Security, or portion thereof, on loan.At March 31, 2013, the value of the fund’s securities on loan was $255,254 and the value of the collateral held by the fund was $260,208.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Oil & Gas Exploration & Production	21.5	Steel	2.3
Integrated Oil & Gas	18.1	Money Market Investments	2.2
Oil & Gas Equipment & Services	14.6	Specialty Chemicals	1.8
Oil & Gas Refining & Marketing	14.0	Diversified Chemicals	1.7
Paper Products	4.5	Precious Metals & Minerals	1.3
Construction Materials	4.5	Construction & Engineering	1.2
Oil & Gas Drilling	4.2	Exchange-Traded Funds	1.2
Gold	3.5	Real Estate	1.0
Diversified Metals & Mining	3.4		101.0

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2013 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $255,254)—Note 1(c):
Unaffiliated issuers		23,315,476	27,133,321
Affiliated issuers		608,630	608,630
Cash			8,974
Cash denominated in foreign currencies		2,812	2,815
Receivable for shares of Beneficial Interest subscribed			63,981
Dividends and securities lending income receivable			25,725
Prepaid expenses			26,252
			27,869,698
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			30,440
Liability for securities on loan—Note 1(c)			260,208
Payable for shares of Beneficial Interest redeemed			59,607
Accrued expenses			65,893
			416,148
Net Assets ($)			27,453,550
Composition of Net Assets ($):
Paid-in capital			28,550,500
Accumulated distributions in excess of investment—net			(138,466)
Accumulated net realized gain (loss) on investments			(4,776,332)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			3,817,848
Net Assets ($)			27,453,550

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	18,643,147	4,037,585	4,772,818
Shares Outstanding	657,512	151,878	164,497
Net Asset Value Per Share ($)	28.35	26.58	29.01

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $6,898 foreign taxes withheld at source):
Unaffiliated issuers	201,178
Affiliated issuers	146
Income from securities lending—Note 1(c)	1,176
Total Income	202,500
Expenses:
Management fee—Note 3(a)	95,147
Shareholder servicing costs—Note 3(c)	44,324
Professional fees	39,736
Registration fees	22,731
Distribution fees—Note 3(b)	15,170
Custodian fees—Note 3(c)	2,649
Prospectus fees	1,829
Trustees’ fees and expenses—Note 3(d)	393
Loan commitment fees—Note 2	218
Miscellaneous	1,962
Total Expenses	224,159
Less—reduction in expenses due to undertaking—Note 3(a)	(39,124)
Less—reduction in fees due to earnings credits—Note 3(c)	(57)
Net Expenses	184,978
Investment Income—Net	17,522
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	10,916
Net realized gain (loss) on forward foreign currency exchange contracts	1,314
Net Realized Gain (Loss)	12,230
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	1,924,824
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(3)
Net Unrealized Appreciation (Depreciation)	1,924,821
Net Realized and Unrealized Gain (Loss) on Investments	1,937,051
Net Increase in Net Assets Resulting from Operations	1,954,573

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2013	Year Ended
	(Unaudited)	September 30, 2012[a]
Operations ($):
Investment income (loss)—net	17,522	(93,548)
Net realized gain (loss) on investments	12,230	910,748
Net unrealized appreciation
(depreciation) on investments	1,924,821	3,566,191
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,954,573	4,383,391
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(43,112)	—
Class I Shares	(15,445)	—
Total Dividends	(58,557)	—
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,753,558	7,446,071
Class C Shares	288,130	434,811
Class I Shares	2,438,252	1,690,309
Dividends reinvested:
Class A Shares	38,301	—
Class I Shares	12,709	—
Cost of shares redeemed:
Class A Shares	(3,189,468)	(10,029,996)
Class B Shares	—	(435,392)
Class C Shares	(745,625)	(1,508,637)
Class I Shares	(1,397,362)	(1,062,813)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	198,495	(3,465,647)
Total Increase (Decrease) in Net Assets	2,094,511	917,744
Net Assets ($):
Beginning of Period	25,359,039	24,441,295
End of Period	27,453,550	25,359,039
Undistributed (distributions in excess of)
investment income (loss)—net	(138,466)	(97,431)

	Six Months Ended
	March 31, 2013	Year Ended
	(Unaudited)	September 30, 2012[a]
Capital Share Transactions:
Class Ab
Shares sold	103,094	300,098
Shares issued for dividends reinvested	1,498	—
Shares redeemed	(120,062)	(397,567)
Net Increase (Decrease) in Shares Outstanding	(15,470)	(97,469)
Class Bb
Shares redeemed	—	(18,060)
Class C
Shares sold	11,226	18,466
Shares redeemed	(29,633)	(64,392)
Net Increase (Decrease) in Shares Outstanding	(18,407)	(45,926)
Class I
Shares sold	86,419	63,611
Shares issued for dividends reinvested	486	—
Shares redeemed	(51,875)	(41,396)
Net Increase (Decrease) in Shares Outstanding	35,030	22,215

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period September 30, 2012, 9,765 Class B shares representing $230,413 were automatically converted to 9,162 Class A shares.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2013				Year Ended September 30,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	26.27		22.19	22.80	21.78	25.14	31.84
Investment Operations:
Investment income (loss)—net[a]	.03		(.06)	(.09)	(.13)	(.09)	(.23)
Net realized and unrealized
gain (loss) on investments	2.11		4.14	(.52)	1.15 [b]	(3.27)	(3.95)
Total from Investment Operations	2.14		4.08	(.61)	1.02	(3.36)	(4.18)
Distributions:
Dividends from
investment income—net	(.06)		—	—	—	—	—
Dividends from net realized
gain on investments	—		—	—	—	—	(2.52)
Total Distributions	(.06)		—	—	—	—	(2.52)
Net asset value, end of period	28.35		26.27	22.19	22.80	21.78	25.14
Total Return (%)[c]	8.23	[d]	18.39	(2.68)	4.68	(13.33)	(14.56)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.68	[e]	2.11	1.77	1.79	2.01	1.44
Ratio of net expenses
to average net assets	1.37	[e]	1.88	1.75	1.79	2.00	1.43
Ratio of net investment income
(loss) to average net assets	.23	[e]	(.25)	(.34)	(.59)	(.49)	(.69)
Portfolio Turnover Rate	16.91	[d]	64.59	74.02	58.38	73.49	71.32
Net Assets, end of period
($ x 1,000)	18,644		17,676	17,094	16,516	21,061	23,268

a Based on average shares outstanding at each month end.
b Amount includes litigation proceeds by the fund amounting to $.03 per share for the year ended September 30, 2010.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

Six Months Ended
March 31, 2013				Year Ended September 30,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	24.66		20.99	21.74	20.92	24.31	31.08
Investment Operations:
Investment (loss)—net[a]	(.07)		(.25)	(.28)	(.29)	(.21)	(.45)
Net realized and unrealized
gain (loss) on investments	1.99		3.92	(.47)	1.11 [b]	(3.18)	(3.80)
Total from Investment Operations	1.92		3.67	(.75)	.82	(3.39)	(4.25)
Distributions:
Dividends from net realized
gain on investments	—		—	—	—	—	(2.52)
Net asset value, end of period	26.58		24.66	20.99	21.74	20.92	24.31
Total Return (%)[c]	7.83	[d]	17.49	(3.45)	3.92	(13.95)	(15.17)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.43	[e]	2.90	2.52	2.55	2.79	2.19
Ratio of net expenses
to average net assets	2.12	[e]	2.67	2.50	2.55	2.77	2.18
Ratio of net investment (loss)
to average net assets	(.53)[e]		(1.06)	(1.08)	(1.35)	(1.26)	(1.40)
Portfolio Turnover Rate	16.91	[d]	64.59	74.02	58.38	73.49	71.32
Net Assets, end of period
($ x 1,000)	4,038		4,199	4,539	4,536	5,075	7,575

a Based on average shares outstanding at each month end.
b Amount includes litigation proceeds by the fund amounting to $.03 per share for the year ended September 30, 2010.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2013				Year Ended September 30,
Class I Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	26.91		22.67	23.24	22.13	25.45	32.14
Investment Operations:
Investment income (loss)—net[a]	.06		(.00)[b]	(.02)	(.06)	(.04)	(.15)
Net realized and unrealized
gain (loss) on investments	2.17		4.24	(.55)	1.17 [c]	(3.28)	(4.02)
Total from Investment Operations	2.23		4.24	(.57)	1.11	(3.32)	(4.17)
Distributions:
Dividends from
investment income—net	(.13)		—	—	—	—	—
Dividends from net realized
gain on investments	—		—	—	—	—	(2.52)
Total Distributions	(.13)		—	—	—	—	(2.52)
Net asset value, end of period	29.01		26.91	22.67	23.24	22.13	25.45
Total Return (%)	8.38	[d]	18.70	(2.45)	5.02	(13.05)	(14.35)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.45	[e]	1.88	1.53	1.50	1.72	1.23
Ratio of net expenses
to average net assets	1.13	[e]	1.64	1.51	1.50	1.70	1.22
Ratio of net investment (loss)
to average net assets	.45	[e]	(.01)	(.07)	(.26)	(.21)	(.43)
Portfolio Turnover Rate	16.91	[d]	64.59	74.02	58.38	73.49	71.32
Net Assets, end of period
($ x 1,000)	4,773		3,484	2,431	2,031	848	829

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Amount includes litigation proceeds by the fund amounting to $.03 per share for the year ended September 30, 2010.
d Not annualized.
e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Natural Resources Fund (the “fund”) is the sole series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	24,365,444	—	—	24,365,444
Equity Securities—
Foreign
Common Stocks†	2,435,766	—	—	2,435,766
Exchange-Traded
Funds	332,111	—	—	332,111
Mutual Funds	608,630	—	—	608,630

† See Statement of Investments for additional detailed categorizations.

At March 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended March 31, 2013,The Bank of New York Mellon earned $504 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended March 31, 2013 were as follows:

Affiliated
Investment	Value				Value		Net
Company	9/30/2012	($)	Purchases ($)	Sales ($)	3/31/2013	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	137,934		4,040,385	3,829,897	348,422		1.3
Dreyfus
Institutional
Cash
Advantage
Fund	1,474,953		6,225,506	7,440,251	260,208.9
Total	1,612,887		10,265,891	11,270,148	608,630		2.2

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $3,920,144 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2012. If not applied, the carryover expires in fiscal year 2018.

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(g) New Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), Disclosures about Offsetting Assets and Liabilities.ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities.ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided byThe Bank of NewYork (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has contractually agreed, from November 1, 2012 through February 1, 2014, to waive receipt of its fees/or to assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Service Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.10% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $39,124 during the period ended March 31, 2013.

During the period ended March 31, 2013, the Distributor retained $9,928 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2013, Class C shares were charged $15,170, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2013, Class A and Class C shares were charged $22,323 and $5,057, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2013, the fund was charged $7,263 for transfer agency services and $313 for cash management services. Cash management fees were partially offset by earnings credits of $55.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2013, the fund was charged $2,649 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2013, the fund was charged $197 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2.

During the period ended March 31, 2013, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $17,022, Distribution Plan fees $2,578, Shareholder Services Plan fees $4,816, custodian fees $2,297, Chief Compliance Officer fees $5,972 and transfer agency fees $3,046, which are offset against an expense reimbursement currently in effect in the amount of $5,291.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2013, amounted to $4,289,662 and $4,270,328, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended March 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. At March 31, 2013, there were no forward contracts outstanding.

At March 31, 2013, accumulated net unrealized appreciation on investments was $3,817,845, consisting of $4,499,842 gross unrealized appreciation and $681,997 gross unrealized depreciation.

At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Other:

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 17, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	May 17, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)